PRE-OPENING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
PRE-OPENING EXPENSES
Schedule of pre-opening expenses incurred during the hotel pre-opening period
	Year Ended December 31,
	2012	2013	2014
Rents	191,538	186,656	163,155
Personnel costs	15,488	8,700	7,217
Others	23,664	15,928	15,953
Total	230,690	211,284	186,325